Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Repayment schedule [Abstract]
Corporate debt	$ 643,083	$ 668,201
2018 [Member]
Repayment schedule [Abstract]
Corporate debt	68,907
2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,393
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	107,316
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	213,467	$ 0
Credit Facility Tranche A [Member]
Repayment schedule [Abstract]
Corporate debt	53,778
Credit Facility Tranche A [Member] | 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	53,778
Credit Facility Tranche A [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility Tranche A [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	320,890
Note Issuance Facility [Member] | 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	107
Note Issuance Facility [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	107,316
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	213,467
Credit Facility 2017 [Member]
Repayment schedule [Abstract]
Corporate debt	11,948
Credit Facility 2017 [Member] | 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	11,948
Credit Facility 2017 [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility 2017 [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility 2017 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility 2017 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Credit Facility 2017 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	256,467
2019 Notes [Member] | 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	3,074
2019 Notes [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,393
2019 Notes [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0